UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-22496

American Funds Global Balanced Fund
(Exact Name of Registrant as Specified in Charter)

P.O. Box 7650, One Market, Steuart Tower,
San Francisco, California 94120
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (415) 421-9360

Date of fiscal year end: October 31

Date of reporting period: January 31, 2012

Vincent P. Corti
American Funds Global Balanced Fund
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Eric A. S. Richards
O’Melveny & Myers LLP
400 South Hope Street, 10th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

American Funds Global Balanced FundSM
Investment portfolio

January 31, 2012
unaudited

Common stocks — 56.71%	Shares	Value (000)

CONSUMER DISCRETIONARY — 10.09%
Home Depot, Inc.	1,281,800	$56,899
DIRECTV, Class A1	1,022,200	46,009
General Motors Co.1	945,000	22,699
Virgin Media Inc.	939,000	22,386
Marks and Spencer Group PLC	4,200,600	21,632
Time Warner Inc.	457,600	16,959
Kohl's Corp.	364,000	16,740
Honda Motor Co., Ltd.	450,000	15,740
British Sky Broadcasting Group PLC	1,242,800	13,513
Hyundai Motor Co.	68,000	13,378
Swatch Group Ltd, non-registered shares	25,485	10,736
YUM! Brands, Inc.	166,000	10,513
Daimler AG	174,700	9,654
Toyota Motor Corp.	241,100	8,888
Mattel, Inc.	168,100	5,211
SES SA, Class A (FDR)	145,900	3,445
		294,402

CONSUMER STAPLES — 9.87%
Altria Group, Inc.	2,078,400	59,027
British American Tobacco PLC	1,075,550	49,439
Philip Morris International Inc.	457,200	34,185
ConAgra Foods, Inc.	917,300	24,464
Reynolds American Inc.	615,000	24,127
Lorillard, Inc.	209,889	22,540
Ralcorp Holdings, Inc.1	252,000	22,037
Nestlé SA	283,200	16,229
Imperial Tobacco Group PLC	387,800	13,872
Anheuser-Busch InBev NV	205,500	12,460
Cia. de Bebidas das Américas — AmBev, preferred nominative (ADR)	215,401	7,838
Wesfarmers Ltd.	53,795	1,731
		287,949

FINANCIALS — 6.61%
JPMorgan Chase & Co.	957,000	35,696
Citigroup Inc.	820,000	25,190
Westfield Group	2,341,480	21,130
Credit Suisse Group AG1	720,000	18,679
Willis Group Holdings PLC	476,206	18,510
Société Générale	676,296	18,015
Agricultural Bank of China, Class H	35,164,000	17,366
HSBC Holdings PLC (Hong Kong)	1,172,400	9,841
Bank of America Corp.	1,050,000	7,487
UBS AG1	511,400	6,961
Link Real Estate Investment Trust	1,865,000	6,794
Ping An Insurance (Group) Co. of China, Ltd., Class H	559,000	4,426
Hongkong Land Holdings Ltd.	540,000	2,781
		192,876

ENERGY — 5.29%
Royal Dutch Shell PLC, Class B	1,450,500	52,765
BP PLC	5,308,000	39,384
BP PLC (ADR)	84,200	3,866
Devon Energy Corp.	290,000	18,505
Apache Corp.	154,000	15,227
Husky Energy Inc.	544,000	13,287
ConocoPhillips	108,600	7,408
OAO Gazprom (ADR)	335,000	4,053
		154,495

INDUSTRIALS — 4.96%
Masco Corp.	3,205,000	38,684
General Dynamics Corp.	480,300	33,218
Jardine Matheson Holdings Ltd.	416,200	21,559
Bureau Veritas SA	227,000	16,649
Southwest Airlines Co.	1,580,000	15,136
United Continental Holdings, Inc.1	500,000	11,550
Qantas Airways Ltd.1	4,800,000	8,026
		144,822

HEALTH CARE — 3.93%
Abbott Laboratories	726,800	39,356
Novartis AG	524,200	28,360
GlaxoSmithKline PLC	1,004,100	22,310
Biogen Idec Inc.1	140,000	16,509
Sonic Healthcare Ltd.	691,700	8,246
		114,781

INFORMATION TECHNOLOGY — 3.37%
Microsoft Corp.	1,065,000	31,450
HTC Corp.	1,100,000	18,050
HOYA Corp.	789,000	16,728
Compal Electronics, Inc.	13,500,000	15,148
Nintendo Co., Ltd.	75,400	10,229
Baidu, Inc., Class A (ADR)1	51,900	6,618
		98,223

TELECOMMUNICATION SERVICES — 3.12%
Koninklijke KPN NV	2,519,992	27,623
SOFTBANK CORP.	717,100	19,974
Singapore Telecommunications Ltd.	6,344,000	15,635
Verizon Communications Inc.	281,000	10,582
Millicom International Cellular SA (SDR)	80,600	7,968
OJSC Mobile TeleSystems (ADR)	297,900	4,993
AT&T Inc.	147,000	4,323
		91,098

MATERIALS — 2.87%
CRH PLC	1,560,903	30,912
Dow Chemical Co.	800,000	26,808
ArcelorMittal	765,000	15,395
Amcor Ltd.	613,350	4,584
Vicat S.A.	67,000	4,056
Israel Chemicals Ltd.	200,885	2,105
		83,860

UTILITIES — 2.87%
National Grid PLC	4,228,900	42,116
SSE PLC	1,227,500	23,656
GDF SUEZ	660,000	17,914
		83,686

MISCELLANEOUS — 3.73%
Other common stocks in initial period of acquisition		109,007

Total common stocks (cost: $1,678,385,000)		1,655,199

Convertible securities — 0.45%

CONSUMER DISCRETIONARY — 0.45%
General Motors Co., Series B, 4.75% convertible preferred 2013	326,200	13,067

Total convertible securities (cost: $13,743,000)		13,067

	Principal amount
Bonds & notes — 36.16%	(000)

BONDS & NOTES OF GOVERNMENTS OUTSIDE THE U.S. — 15.47%
Japanese Government, Series 238, 1.40% 2012	¥50,000	657
Japanese Government, Series 264, 1.50% 2014	505,000	6,855
Japanese Government, Series 269, 1.30% 2015	495,000	6,714
Japanese Government, Series 275, 1.40% 2015	290,000	3,970
Japanese Government, Series 14, 1.20% 20172	9,950	136
Japanese Government, Series 288, 1.70% 2017	155,000	2,181
Japanese Government, Series 296, 1.50% 2018	3,310,000	46,206
Japanese Government, Series 310, 1.00% 2020	1,290,000	17,218
Japanese Government, Series 21, 2.30% 2035	485,000	6,949
German Government 4.25% 2014	€7,700	11,049
German Government 1.50% 20162	547	809
German Government, Series 6, 4.00% 2016	2,350	3,523
German Government, Series 7, 4.00% 2018	4,100	6,291
German Government, Series 8, 4.25% 2018	5,100	7,968
German Government 1.75% 20202	721	1,131
German Government 3.00% 2020	22,680	33,055
German Government 6.25% 2024	1,575	2,970
German Government, Series 8, 4.75% 2040	470	897
German Government 3.25% 2042	4,100	6,267
United Mexican States Government, Series M, 7.50% 2012	MXN7,500	583
United Mexican States Government Global 6.625% 2015	$1,950	2,223
United Mexican States Government, Series M10, 7.75% 2017	MXN131,500	11,382
United Mexican States Government 3.50% 20172	23,870	2,055
United Mexican States Government, Series M, 6.50% 2021	112,500	9,029
United Mexican States Government, Series M20, 10.00% 2024	43,000	4,419
United Mexican States Government, Series M30, 10.00% 2036	200,860	20,146
Netherlands Government Eurobond 3.25% 2015	€18,250	25,873
Netherlands Government Eurobond 4.00% 2018	3,690	5,524
Netherlands Government Eurobond 4.00% 2019	2,550	3,841
Netherlands Government Eurobond 7.50% 2023	1,175	2,300
Singapore (Republic of) 1.625% 2013	$ S11,075	8,940
Singapore (Republic of) 3.625% 2014	5,660	4,857
Singapore (Republic of) 3.75% 2016	2,950	2,684
Singapore (Republic of) 4.00% 2018	3,460	3,285
Singapore (Republic of) 3.25% 2020	8,450	7,690
Singapore (Republic of) 2.25% 2021	5,870	4,961
Swedish Government 1.00% 20143	$900	914
Swedish Government, Series 1041, 6.75% 2014	SKr31,300	5,201
Swedish Government 3.50% 20152	4,280	714
Swedish Government, Series 1049, 4.50% 2015	98,625	16,249
Swedish Government, Series 1047, 5.00% 2020	35,100	6,567
Swedish Government, Series 3104, 3.50% 20282	5,655	1,266
Hungarian Government, Series 14/C, 5.50% 2014	HUF1,170,530	4,918
Hungarian Government, Series 17/B, 6.75% 2017	606,390	2,483
Hungarian Government, Series 17/A, 6.75% 2017	572,780	2,317
Hungarian Government, Series 19/A, 6.50% 2019	2,625,300	10,028
Hungarian Government, Series 20A, 7.50% 2020	258,680	1,054
United Kingdom 4.50% 2013	£1,210	1,993
United Kingdom 2.75% 2015	225	379
United Kingdom 2.00% 2016	1,800	2,980
United Kingdom 4.50% 2019	2,150	4,073
United Kingdom 4.75% 2020	25	49
United Kingdom 5.00% 2025	1,900	3,896
United Kingdom 4.50% 2034	620	1,238
United Kingdom 4.75% 2038	2,600	5,415
Polish Government, Series 0414, 5.75% 2014	PLN 9,650	3,053
Polish Government, Series 1017, 5.25% 2017	20,275	6,306
Polish Government 6.375% 2019	$150	169
Polish Government, Series 1020, 5.25% 2020	PLN20,100	6,119
Polish Government 5.125% 2021	$930	961
Polish Government, Series 1021, 5.75% 2021	PLN9,400	2,955
South Korean Government, Series 1303, 5.25% 2013	KRW 604,370	549
South Korean Government 4.25% 2014	1,387,000	1,262
South Korean Government 5.00% 2014	923,020	855
South Korean Government 5.25% 2015	6,374,320	6,022
South Korean Government 5.50% 2017	1,415,000	1,385
South Korean Government, Series 2106, 4.25% 2021	4,595,000	4,269
Israeli Government 4.50% 2015	ILS21,800	6,086
Israeli Government 5.00% 20152	1,975	612
Israeli Government 5.50% 2017	13,650	3,989
Russian Federation 7.85% 2018	RUB150,000	5,144
Russian Federation 7.85% 2018	15,000	514
Russian Federation 5.00% 2020	$3,100	3,278
Canadian Government 4.25% 2018	$ C6,925	8,068
Malaysian Government, Series 204, 5.094% 2014	MYR15,125	5,206
Colombia (Republic of) Global 7.375% 2019	$1,000	1,276
Colombia (Republic of) Global 4.375% 2021	1,200	1,296
Colombia (Republic of) Global 7.75% 2021	COP3,640,000	2,418
Chilean Government 3.875% 2020	$2,900	3,167
Chilean Government 5.50% 2020	CLP50,000	106
Chilean Government 3.25% 2021	$1,400	1,442
Italian Government 4.75% 2021	€3,700	4,506
Spanish Government 3.25% 2016	3,000	3,898
State of Qatar 3.125% 20173	$1,000	1,020
State of Qatar 5.25% 2020	1,300	1,428
State of Qatar 4.50% 20223	1,000	1,035
State of Qatar 9.75% 2030	50	78
Thai Government 5.25% 2014	THB57,750	1,957
Kingdom of Denmark 4.00% 2019	DKr6,000	1,256
Bermudan Government 5.603% 2020	$1,000	1,114
Bermudan Government 5.603% 20203	100	111
Bahrain Government 5.50% 2020	1,260	1,197
Croatian Government 6.75% 2019	1,100	1,047
		451,526

CORPORATE BONDS & NOTES — 9.67%
FINANCIALS — 3.49%
WT Finance (Australia) Pty Ltd., Westfield Europe Finance PLC, and WEA Finance LLC 3.625% 2012	€275	363
Westfield Group 7.50% 20143	$160	177
Westfield Group 5.70% 20163	620	691
Westfield Group 7.125% 20183	600	723
Westfield Group 6.75% 20193	5,875	6,956
WEA Finance LLC 4.625% 20213	6,355	6,726
Prologis, Inc. 6.25% 2017	3,005	3,317
Prologis, Inc. 6.625% 2018	100	113
Prologis, Inc. 6.625% 2019	3,590	4,021
Prologis, Inc. 7.375% 2019	620	728
Prologis, Inc. 6.875% 2020	5,980	6,884
Simon Property Group, LP 6.75% 2014	300	331
Simon Property Group, LP 4.20% 2015	576	618
Simon Property Group, LP 6.125% 2018	6,350	7,636
Simon Property Group, LP 4.375% 2021	3,450	3,759
Developers Diversified Realty Corp. 9.625% 2016	535	629
Developers Diversified Realty Corp. 4.75% 2018	7,710	7,780
JPMorgan Chase & Co. 3.45% 2016	500	516
JPMorgan Chase & Co. 4.35% 2021	2,000	2,046
JPMorgan Chase & Co. 4.625% 2021	2,800	2,908
HSBC Holdings PLC 6.00% 2019	€400	572
HSBC Holdings PLC 4.125% 20203	$1,600	1,628
HSBC Holdings PLC 4.875% 2020	750	746
HSBC Holdings PLC 4.875% 2022	1,400	1,509
HSBC Holdings PLC 6.375% 20224	£50	79
Standard Chartered PLC 3.20% 20163	$2,300	2,309
Standard Chartered Bank 5.875% 2017	€1,200	1,664
Barclays Bank PLC 6.00% 2018	3,075	3,945
Citigroup Inc. 4.587% 2015	$2,370	2,491
Citigroup Inc. 3.953% 2016	1,100	1,132
Munich Re Finance BV 6.75% 20234	€2,620	3,590
Goldman Sachs Group, Inc. 3.625% 2016	$600	598
Goldman Sachs Group, Inc. 7.50% 2019	1,400	1,592
Goldman Sachs Group, Inc. 5.25% 2021	1,200	1,202
Wells Fargo & Co. 3.676% 2016	1,125	1,200
Wells Fargo & Co. 4.60% 2021	1,650	1,817
Kimco Realty Corp. 5.584% 2015	800	867
Kimco Realty Corp., Series C, 5.783% 2016	1,400	1,542
UBS AG 5.75% 2018	1,850	2,072
Morgan Stanley 3.80% 2016	2,000	1,946
Bank of America Corp. 5.00% 2021	1,500	1,472
Bank of America Corp. 5.875% 2021	400	412
Zurich Finance (USA), Inc., Series 6, 5.75% 20234	€1,420	1,865
BNP Paribas 5.00% 2021	$1,750	1,756
Royal Bank of Scotland PLC 6.934% 2018	€1,300	1,527
Realogy Corp. 7.875% 20193	$1,375	1,279
Credit Suisse Group Finance (Guernsey) Ltd. 3.625% 20184	€750	938
Aviva PLC 5.25% 2023	600	761
Société Générale 6.125% 2018	500	633
Lloyds TSB Bank PLC 6.50% 2020	500	561
Intesa Sanpaolo SpA 2.906% 20143,4	$475	438
ERP Operating LP 4.75% 2020	250	269
AXA SA, junior subordinated 6.463% (undated)3,4	300	223
The Export-Import Bank of Korea 4.375% 2021	200	198
Banco de Crédito del Perú 5.375% 20203	125	125
		101,880

ENERGY — 1.40%
Gazprom OJSC 5.092% 20153	$1,100	1,140
Gazprom OJSC 5.875% 2015	€1,350	1,895
Gazprom OJSC 8.146% 2018	$3,400	3,978
Gazprom OJSC, Series 9, 6.51% 2022	2,555	2,708
Gazprom OJSC 7.288% 2037	4,530	4,932
Anadarko Petroleum Corp. 8.70% 2019	3,635	4,771
Williams Partners L.P. and Williams Partners Finance Corp. 3.80% 2015	1,450	1,534
Williams Partners L.P. and Williams Partners Finance Corp. 5.25% 2020	1,590	1,757
Husky Energy Inc. 6.20% 2017	1,340	1,576
Husky Energy Inc. 7.25% 2019	1,270	1,603
Statoil ASA 3.125% 2017	1,460	1,578
Statoil ASA 3.15% 2022	1,200	1,257
Enbridge Energy Partners, LP 5.20% 2020	1,925	2,156
TransCanada PipeLines Ltd. 5.05% 2014	$ C1,650	1,760
TransCanada PipeLines Ltd. 6.50% 2018	$125	156
TransCanada PipeLines Ltd. 7.125% 2019	125	161
Kinder Morgan Energy Partners LP 6.85% 2020	1,745	2,075
Pemex Project Funding Master Trust 5.75% 2018	700	779
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	25	28
Pemex Project Funding Master Trust 6.50% 20413	675	749
PTT Exploration & Production Ltd 5.692% 20213	1,000	1,077
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 20183,5	957	976
BG Energy Capital PLC 2.875% 20163	905	944
Enbridge Inc. 5.60% 2017	500	571
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 20213,5	392	409
Ras Laffan Liquefied Natural Gas III 5.50% 2014	250	268
Shell International Finance BV 4.00% 2014	25	27
		40,865

HEALTH CARE — 1.32%
Roche Holdings Inc. 5.00% 20143	4,645	5,045
Roche Holdings Inc. 6.00% 20193	5,035	6,216
Boston Scientific Corp. 6.00% 2020	6,905	7,878
Novartis Capital Corp. 2.90% 2015	3,050	3,274
Novartis Securities Investment Ltd. 5.125% 2019	3,645	4,364
Gilead Sciences, Inc. 4.40% 2021	7,000	7,599
GlaxoSmithKline Capital Inc. 5.65% 2018	1,780	2,186
Amgen Inc. 2.50% 2016	1,850	1,911
Schering-Plough Corp. 6.00% 2017	25	31
		38,504

CONSUMER STAPLES — 0.90%
Anheuser-Busch InBev NV 0.927% 20144	1,225	1,224
Anheuser-Busch InBev NV 6.875% 2019	5,850	7,483
Altria Group, Inc. 9.70% 2018	1,340	1,849
Altria Group, Inc. 4.75% 2021	3,300	3,660
Kraft Foods Inc. 6.125% 2018	2,780	3,326
Philip Morris International Inc. 2.90% 2021	1,850	1,894
PepsiCo, Inc. 2.50% 2016	1,700	1,797
SABMiller Holdings Inc. 2.45% 20173	1,680	1,719
Coca-Cola Co. 1.80% 2016	1,600	1,652
Wal-Mart Stores, Inc. 2.80% 2016	1,000	1,075
Procter & Gamble Co. 1.45% 2016	310	316
Fortune Brands, Inc. 6.375% 2014	161	176
		26,171

TELECOMMUNICATION SERVICES — 0.82%
MTS International Funding Ltd. 8.625% 2020	6,825	7,746
Sprint Nextel Corp. 11.50% 20213	3,075	3,190
Deutsche Telekom International Finance BV 3.125% 20163	700	721
Deutsche Telekom International Finance BV 6.00% 2017	€1,300	1,954
AT&T Inc. 6.125% 2015	€400	594
AT&T Inc. 2.40% 2016	$1,600	1,662
AT&T Inc. 5.50% 2018	100	119
AT&T Inc. 5.80% 2019	200	243
Koninklijke KPN NV 3.75% 2020	€1,550	2,015
Telefónica Emisiones, SAU 4.949% 2015	$50	52
Telefónica Emisiones, SAU 3.992% 2016	1,600	1,601
América Móvil, SAB de CV 2.375% 2016	1,250	1,273
France Télécom 5.00% 2016	£50	86
France Télécom 5.625% 2018	€500	762
Telecom Italia Capital SA 6.999% 2018	$300	302
Telecom Italia Capital SA 7.175% 2019	500	509
Vodafone Group PLC 5.625% 2017	500	593
Verizon Communications Inc. 3.00% 2016	400	426
		23,848

CONSUMER DISCRETIONARY — 0.65%
Virgin Media Finance PLC, Series 1, 9.50% 2016	5,800	6,583
Time Warner Inc. 4.75% 2021	2,500	2,774
Time Warner Cable Inc. 5.00% 2020	2,275	2,549
Time Warner Cable Inc. 4.125% 2021	150	159
Comcast Corp. 5.90% 2016	2,235	2,598
Macy's Retail Holdings, Inc. 7.875% 20154	1,275	1,499
NBCUniversal Media, LLC 4.375% 2021	1,200	1,306
Volkswagen International Finance NV 1.191% 20143,4	1,000	982
BMW Group 3.875% 2017	€250	353
McDonald's Corp. 3.50% 2020	$150	165
		18,968

UTILITIES — 0.59%
Entergy Corp. 4.70% 2017	8,000	8,268
National Grid PLC 6.30% 2016	1,710	1,974
E.ON International Finance BV 5.80% 20183	1,325	1,529
Enersis SA 7.375% 2014	1,325	1,449
Enel Finance International SA 3.875% 20143	1,400	1,397
Iberdrola Finance Ireland 5.00% 20193	925	909
Abu Dhabi National Energy Co. PJSC (TAQA) 4.375% 2013	€300	405
PSEG Power LLC 2.75% 2016	$315	321
Hydro One Inc. 5.49% 2040	$ C200	255
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	$150	220
Colbun SA 6.00% 20203	200	217
Scottish and Southern Energy PLC 6.125% 2013	€100	140
Veolia Environnement 6.00% 2018	$125	140
		17,224

INFORMATION TECHNOLOGY — 0.19%
First Data Corp. 8.75% 20223,4,6	3,100	2,837
International Business Machines Corp. 1.95% 2016	1,535	1,590
Cisco Systems, Inc. 0.794% 20144	1,000	1,002
		5,429

MATERIALS — 0.17%
Rio Tinto Finance (USA) Ltd. 2.50% 2016	2,300	2,398
Rio Tinto Finance (USA) Ltd. 4.125% 2021	1,000	1,098
Teck Resources Ltd. 3.15% 2017	1,500	1,559
		5,055

INDUSTRIALS — 0.14%
General Electric Capital Corp. 4.375% 2020	850	891
General Electric Capital Corp. 4.65% 2021	1,300	1,377
Ply Gem Industries, Inc. 8.25% 2018	1,330	1,297
Volvo Treasury AB 5.95% 20153	200	214
Volvo Treasury AB 5.00% 2017	€300	417
		4,196

Total corporate bonds & notes		282,140

BONDS & NOTES OF U.S. GOVERNMENT — 6.88%
U.S. Treasury 3.875% 2013	$10,300	10,698
U.S. Treasury 2.00% 20142	367	393
U.S. Treasury 1.75% 2015	19,200	20,118
U.S. Treasury 1.875% 20152	582	651
U.S. Treasury 4.50% 2016	2,500	2,902
U.S. Treasury 7.50% 2016	2,650	3,512
U.S. Treasury 2.375% 20172	673	797
U.S. Treasury 8.875% 2017	500	720
U.S. Treasury 1.375% 20182	1,888	2,185
U.S. Treasury 3.50% 2018	23,355	26,836
U.S. Treasury 3.50% 2020	5,000	5,800
U.S. Treasury 2.125% 2021	5,065	5,234
U.S. Treasury 3.125% 2021	4,500	5,062
U.S. Treasury 8.00% 2021	11,120	17,486
U.S. Treasury 6.50% 2026	5,650	8,591
U.S. Treasury 5.25% 2029	4,250	5,876
U.S. Treasury 5.375% 2031	9,430	13,435
U.S. Treasury 4.375% 2038	4,992	6,427
U.S. Treasury 4.625% 2040	20,655	27,697
U.S. Treasury 4.375% 2041	5,240	6,776
U.S. Treasury 4.75% 2041	21,715	29,731
		200,927

MORTGAGE-BACKED OBLIGATIONS5 — 4.14%
Fannie Mae 3.50% 2025	434	457
Fannie Mae 3.50% 2026	986	1,039
Fannie Mae 3.50% 2026	963	1,014
Fannie Mae 3.50% 2026	380	400
Fannie Mae 4.00% 2026	1,745	1,850
Fannie Mae 4.00% 2026	717	762
Fannie Mae 3.00% 2027	12,900	13,450
Fannie Mae 4.00% 2027	601	637
Fannie Mae 5.50% 2028	2,898	3,158
Fannie Mae 6.00% 2037	1,601	1,762
Fannie Mae 6.00% 2038	2,534	2,789
Fannie Mae 6.00% 2038	1,480	1,629
Fannie Mae 6.00% 2038	148	163
Fannie Mae 4.50% 2040	1,379	1,476
Fannie Mae 5.00% 2040	2,745	2,966
Fannie Mae 5.00% 2040	1,426	1,540
Fannie Mae 6.00% 2040	236	259
Fannie Mae 4.00% 2041	3,570	3,780
Fannie Mae 4.00% 2041	564	597
Fannie Mae 4.00% 2041	463	490
Fannie Mae 4.00% 2041	378	400
Fannie Mae 4.00% 2041	120	127
Fannie Mae 4.50% 2041	3,284	3,557
Fannie Mae 4.50% 2041	1,903	2,037
Fannie Mae 4.50% 2041	1,570	1,680
Fannie Mae 4.50% 2041	1,461	1,564
Fannie Mae 4.50% 2041	1,257	1,345
Fannie Mae 4.50% 2041	768	822
Fannie Mae 5.00% 2041	10,162	11,153
Fannie Mae 5.00% 2041	4,809	5,278
Fannie Mae 5.00% 2041	3,126	3,431
Fannie Mae 5.00% 2041	1,588	1,748
Fannie Mae 3.50% 2042	15,150	15,744
Fannie Mae 4.50% 2042	6,550	7,000
Fannie Mae 5.00% 2042	4,000	4,319
Fannie Mae 6.00% 2042	850	934
Freddie Mac 5.00% 2041	4,457	4,875
Freddie Mac 5.00% 2041	2,043	2,239
Government National Mortgage Assn. 3.50% 2042	4,800	5,045
Nordea Hypotek AB 4.00% 2014	SKr21,800	3,341
HBOS Treasury Services PLC, Series 17, 4.375% 2016	€1,500	2,086
Dexia Municipal Agency 4.50% 2017	1,500	1,982
		120,925

MUNICIPALS — 0.00%
State of California, Various Purpose General Obligation Bonds (Federally Taxable), 7.625% 2040	$25	34

Total bonds & notes (cost: $1,025,869,000)		1,055,552

Short-term securities — 8.12%

Freddie Mac 0.06%–0.18% due 6/26–10/17/2012	52,850	52,823
Québec (Province of) 0.11% due 3/26/20123	41,700	41,676
Federal Home Loan Bank 0.01%–0.16% due 3/2–5/23/2012	26,800	26,797
Straight-A Funding LLC 0.19% due 2/22/20123	23,500	23,498
Paccar Financial Corp. 0.07%–0.13% due 2/3–4/16/2012	22,000	21,986
Fannie Mae 0.07%–0.14% due 8/1–11/1/2012	21,000	20,986
Barclays U.S. Funding Corp. 0.13% due 2/1/2012	19,600	19,600
Siemens Capital Co. LLC 0.08%–0.12% due 2/2/20123	15,600	15,600
Total Capital SA 0.14% due 2/1/20123	11,800	11,800
British Columbia (Province of) 0.12% due 4/4/2012	2,300	2,300

Total short-term securities (cost: $237,082,000)		237,066

Total investment securities (cost: $2,955,079,000)		2,960,884
Other assets less liabilities		(41,912)

Net assets		$2,918,972

As permitted by U.S. Securities and Exchange Commission regulations, "Miscellaneous" securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2Index-linked bond whose principal amount moves with a government price index.

3Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $147,200,000, which represented 5.04% of the net assets of the fund.

4Coupon rate may change periodically.
5Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
6Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

Forward currency contracts

The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

As of January 31, 2012, the fund had open forward currency contracts to purchase or sell currencies, as shown in the following table. The open forward currency contracts shown are generally indicative of the level of activity over the prior 12-month period.

				(amounts in thousands)
					Unrealized
					(depreciation)
			Contract amount		appreciation at
	Settlement date	Counterparty	Receive	Deliver	1/31/2012

Purchases:
Euros	3/8/2012	Barclays Bank PLC	€8,998	$11,800	$(29)
Euros	3/9/2012	Barclays Bank PLC	€5,806	$7,650	(54)
Japanese yen	2/8/2012	UBS AG	¥490,000	$6,384	45
Japanese yen	2/16/2012	Barclays Bank PLC	¥360,000	$4,688	36
Japanese yen	2/23/2012	Citibank	¥740,141	$9,638	74
Japanese yen	2/28/2012	JPMorgan Chase	¥461,400	$6,000	55
					127
Sales:
Euros	2/16/2012	JPMorgan Chase	¥574,242	€5,850	(117)

Forward currency contracts — net					$10

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date.

Methods and inputs — The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the table on the following page. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and asked prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund's board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly equity securities trading outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The tables on the following page present the fund’s valuation levels as of January 31, 2012 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total
Common stocks:
Consumer discretionary	$294,402	$—	$—	$294,402
Consumer staples	287,949	—	—	287,949
Financials	192,876	—	—	192,876
Energy	154,495	—	—	154,495
Industrials	144,822	—	—	144,822
Health care	114,781	—	—	114,781
Information technology	98,223	—	—	98,223
Telecommunication services	91,098	—	—	91,098
Materials	83,860	—	—	83,860
Utilities	83,686	—	—	83,686
Miscellaneous	109,007	—	—	109,007
Convertible securities	13,067	—	—	13,067
Bonds & notes:
Bonds & notes of governments outside the U.S.	—	451,526	—	451,526
Corporate bonds & notes	—	282,140	—	282,140
Bonds & notes of U.S. government	—	200,927	—	200,927
Mortgage-backed obligations	—	120,925	—	120,925
Municipals	—	34	—	34
Short-term securities	—	237,066	—	237,066
Total	$1,668,266	$1,292,618	$—	$2,960,884

Forward currency contracts*:	Level 1	Level 2	Level 3	Total
Unrealized appreciation on open forward currency contracts	$—	$210	$—	$210
Unrealized depreciation on open forward currency contracts	—	(200)	—	(200)
Total	$—	$10	$—	$10

*Forward currency contracts are not included in the investment portfolio.

Federal income tax information	(dollars in thousands)
Gross unrealized appreciation on investment securities	$135,958
Gross unrealized depreciation on investment securities	(130,686)
Net unrealized appreciation on investment securities	5,272
Cost of investment securities for federal income tax purposes	2,955,612

Key to abbreviations and symbols

ADR = American Depositary Receipts	ILS = Israeli shekels
FDR = Fiduciary Depositary Receipts	¥ = Japanese yen
SDR = Swedish Depositary Receipts	KRW = South Korean won
C$ = Canadian dollars	MXN = Mexican pesos
CLP = Chilean pesos	MYR = Malaysian ringgits
COP = Colombian pesos	PLN = Polish zloty
DKr = Danish kroner	RUB = Russian rubles
€ = Euros	SKr = Swedish kronor
£ = British pounds	S$ = Singapore dollars
HUF = Hungarian forints	THB = Thai baht

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

MFGEFP-937-0312O-S30499

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS GLOBAL BALANCED FUND

By /s/ Eric S. Richter
Eric S. Richter, President and Principal Executive Officer

Date: March 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Eric S. Richter
Eric S. Richter, President and Principal Executive Officer

Date: March 30, 2012

By /s/ Ari M. Vinocor
Ari M. Vinocor, Treasurer and Principal Financial Officer

Date: March 30, 2012